UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Aerospace and defense (4.8%)

B/E Aerospace, Inc.(NON)			1,440	$86,818

Honeywell International, Inc.			6,742	508,010

Precision Castparts Corp.			817	154,920

Rockwell Collins, Inc.(S)			2,030	128,134

United Technologies Corp.			3,970	370,917

				1,248,799
Air freight and logistics (0.8%)

FedEx Corp.			2,150	211,130

				211,130
Auto components (1.4%)

Johnson Controls, Inc.			7,740	271,442

TRW Automotive Holdings Corp.(NON)			1,750	96,250

				367,692
Beverages (3.1%)

Beam, Inc.			2,030	128,986

Coca-Cola Enterprises, Inc.			9,220	340,402

PepsiCo, Inc.			2,850	225,464

SABMiller PLC (United Kingdom)			2,270	119,479

				814,331
Biotechnology (2.1%)

Celgene Corp.(NON)			3,030	351,207

Gilead Sciences, Inc.(NON)			4,050	198,167

Prothena Corp PLC (Ireland)(NON)			113	756

				550,130
Building products (0.6%)

Fortune Brands Home & Security, Inc.(NON)			4,330	162,072

				162,072
Capital markets (1.7%)

Artisan Partners Asset Management, Inc.(NON)			522	20,593

Charles Schwab Corp. (The)			14,770	261,281

Invesco, Ltd.			2,210	64,002

Morgan Stanley			4,220	92,756

				438,632
Chemicals (4.3%)

Albemarle Corp.(S)			1,830	114,412

Celanese Corp. Ser. A			5,089	224,170

Dow Chemical Co. (The)(S)			4,140	131,818

Eastman Chemical Co.			1,780	124,369

GSE Holding, Inc.(NON)			6,659	55,003

Monsanto Co.			4,339	458,329

				1,108,101
Commercial services and supplies (1.0%)

Tyco International, Ltd.			8,296	265,472

				265,472
Communications equipment (3.5%)

Arris Group, Inc.(NON)			4,410	75,720

Polycom, Inc.(NON)			10,842	120,129

Qualcomm, Inc.			10,830	725,069

				920,918
Computers and peripherals (9.7%)

Apple, Inc.			3,394	1,502,286

EMC Corp.(NON)			19,866	474,599

NetApp, Inc.(NON)			4,300	146,888

SanDisk Corp.(NON)			7,421	408,155

				2,531,928
Consumer finance (0.4%)

Capital One Financial Corp.			1,887	103,691

				103,691
Diversified financial services (1.8%)

Bank of America Corp.			6,310	76,856

Citigroup, Inc.			4,300	190,232

CME Group, Inc.			3,450	211,796

				478,884
Electrical equipment (0.7%)

Eaton Corp PLC			3,045	186,506

				186,506
Energy equipment and services (4.4%)

Cameron International Corp.(NON)			2,010	131,052

Halliburton Co.			3,450	139,415

Key Energy Services, Inc.(NON)(S)			10,590	85,567

McDermott International, Inc.(NON)			5,840	64,182

Oil States International, Inc.(NON)			3,570	291,205

Schlumberger, Ltd.			5,735	429,494

				1,140,915
Food and staples retail (1.5%)

Costco Wholesale Corp.			2,490	264,214

Whole Foods Market, Inc.			1,337	115,985

				380,199
Food products (0.7%)

Mead Johnson Nutrition Co.			2,300	178,135

				178,135
Health-care equipment and supplies (5.0%)

Accuray, Inc.(NON)			11,460	53,174

Baxter International, Inc.			6,530	474,339

Covidien PLC			6,700	454,528

GenMark Diagnostics, Inc.(NON)			8,530	110,208

Zimmer Holdings, Inc.(S)			2,690	202,342

				1,294,591
Health-care providers and services (2.2%)

Aetna, Inc.(S)			4,362	222,985

Catamaran Corp.(NON)			1,690	89,621

UnitedHealth Group, Inc.			4,340	248,291

				560,897
Hotels, restaurants, and leisure (3.3%)

Las Vegas Sands Corp.			3,020	170,177

McDonald's Corp.			1,723	171,766

Starbucks Corp.			5,892	335,608

Wyndham Worldwide Corp.			2,710	174,741

				852,292
Household products (0.9%)

Procter & Gamble Co. (The)			3,050	235,033

				235,033
Independent power producers and energy traders (0.8%)

Calpine Corp.(NON)			9,750	200,850

				200,850
Insurance (1.0%)

Aon PLC			1,510	92,865

Prudential PLC (United Kingdom)			11,120	179,945

				272,810
Internet and catalog retail (3.1%)

Amazon.com, Inc.(NON)			1,209	322,186

Priceline.com, Inc.(NON)			695	478,111

				800,297
Internet software and services (6.0%)

eBay, Inc.(NON)			4,890	265,136

Facebook, Inc. Class A(NON)			6,050	154,759

Google, Inc. Class A(NON)			1,147	910,752

Yahoo!, Inc.(NON)			5,480	128,944

Yandex NV Class A (Russia)(NON)			4,110	95,023

				1,554,614
IT Services (3.4%)

Cognizant Technology Solutions Corp.(NON)			2,330	178,501

Fidelity National Information Services, Inc.			1,620	64,184

InterXion Holding NV (Netherlands)(NON)			3,680	89,130

Visa, Inc. Class A			3,240	550,282

				882,097
Life sciences tools and services (1.3%)

Agilent Technologies, Inc.			2,910	122,133

Thermo Fisher Scientific, Inc.			2,940	224,881

				347,014
Machinery (2.6%)

Cummins, Inc.			930	107,703

Joy Global, Inc.(S)			1,660	98,803

Timken Co.			2,800	158,424

TriMas Corp.(NON)			4,670	151,635

Wabtec Corp.			1,540	157,249

				673,814
Marine (0.7%)

Kirby Corp.(NON)			2,240	172,032

				172,032
Media (3.8%)

CBS Corp. Class B			530	24,746

Comcast Corp. Class A			5,050	212,151

DISH Network Corp. Class A			5,920	224,368

Liberty Global, Inc. Ser. C(NON)			1,190	81,670

Time Warner, Inc.			7,600	437,912

				980,847
Metals and mining (0.7%)

Barrick Gold Corp. (Canada)			2,420	71,148

Carpenter Technology Corp.(S)			2,070	102,030

				173,178
Multiline retail (1.7%)

Dollar General Corp.(NON)			5,596	283,046

Nordstrom, Inc.			2,730	150,778

				433,824
Oil, gas, and consumable fuels (2.9%)

Anadarko Petroleum Corp.			2,930	256,229

Cabot Oil & Gas Corp.			770	52,060

Gulfport Energy Corp.(NON)			4,250	194,778

Noble Energy, Inc.			2,272	262,780

				765,847
Pharmaceuticals (3.6%)

AbbVie, Inc.			5,460	222,659

Actavis, Inc.(NON)			2,560	235,802

Auxilium Pharmaceuticals, Inc.(NON)			3,680	63,590

Eli Lilly & Co.			4,260	241,925

Jazz Pharmaceuticals PLC(NON)			2,010	112,379

Zoetis, Inc.(NON)			1,490	49,766

				926,121
Professional services (0.6%)

Verisk Analytics, Inc. Class A(NON)			2,630	162,087

				162,087
Real estate investment trusts (REITs) (0.9%)

American Tower Corp. Class A(R)			3,192	245,529

				245,529
Semiconductors and semiconductor equipment (3.0%)

Avago Technologies, Ltd.			6,650	238,868

Lam Research Corp.(NON)			5,680	235,493

Micron Technology, Inc.(NON)			3,830	38,223

Texas Instruments, Inc.			2,340	83,023

Xilinx, Inc.(S)			5,030	191,995

				787,602
Software (2.9%)

Oracle Corp.			8,096	261,825

Red Hat, Inc.(NON)			1,560	78,588

Salesforce.com, Inc.(NON)			740	132,334

SAP AG ADR (Germany)(S)			1,930	155,442

SS&C Technologies Holdings, Inc.(NON)			4,677	140,216

				768,405
Specialty retail (2.6%)

Bed Bath & Beyond, Inc.(NON)(S)			2,662	171,486

Foot Locker, Inc.			2,340	80,122

Lowe's Cos., Inc.			4,850	183,912

TJX Cos., Inc. (The)			5,210	243,568

				679,088
Textiles, apparel, and luxury goods (1.0%)

Coach, Inc.			3,210	160,468

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			1,570	89,160

				249,628
Tobacco (2.1%)

Japan Tobacco, Inc. (Japan)			3,100	98,794

Philip Morris International, Inc.			4,910	455,200

				553,994
Trading companies and distributors (0.2%)

Rexel SA (France)			2,795	60,997

				60,997

Total common stocks (cost $18,488,138)				$25,721,023

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	106.10	12,850	$6,502

Total warrants (cost $12,979)				$6,502

SHORT-TERM INVESTMENTS (5.6%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014			$6,000	$5,994

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013			3,000	2,997

Putnam Cash Collateral Pool, LLC 0.19%(d)			1,383,585	1,383,585

Putnam Short Term Investment Fund 0.08%(AFF)			73,931	73,931

Total short-term investments (cost $1,466,507)				$1,466,507

TOTAL INVESTMENTS

Total investments (cost $19,967,624)(b)				$27,194,032

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,021,854.
(b)	The aggregate identified cost on a tax basis is $20,080,788, resulting in gross unrealized appreciation and depreciation of $7,333,081 and $219,837, respectively, or net unrealized appreciation of $7,113,244.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$306,431	$279,890	$586,321	$44	$—
	Putnam Short Term Investment Fund *	—	539,601	465,670	1	73,931
	Totals	$306,431	$819,491	$1,051,991	$45	$73,931
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,357,145.
The fund received cash collateral of $1,383,585, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$4,363,668	$—	$—
Consumer staples	2,062,898	98,794	—
Energy	1,906,762	—	—
Financials	1,539,546	—	—
Health care	3,678,753	—	—
Industrials	3,142,909	—	—
Information technology	7,445,564	—	—
Materials	1,281,279	—	—
Utilities	200,850	—	—
Total common stocks	25,622,229	98,794	—
Warrants	6,502	—	—
Short-term investments	73,931	1,392,576	—

Totals by level	$25,702,662	$1,491,370	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$6,502	$—

Total	$6,502	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Warrants (number of warrants)	13,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013